Supplementary Oil and Gas Information - (Unaudited) - Net Proved Oil and Natural Gas Reserves (Detail)	12 Months Ended
	Dec. 31, 2018 Bcf MMBbls	Dec. 31, 2017 Bcf MMBbls
Light and medium crude oil [member]
Reserve Quantities [Line Items]
Beginning balance	41	43
Extensions & Discoveries	2	2
Improved Recovery & Infill Drilling	1	1
Technical Revisions	4	5
Acquisitions	0	0
Dispositions	(1)	(7)
Production	(4)	(4)
Change for the year	3	(3)
Ending balance	43	41
Developed	31	32
Undeveloped	13	9
Heavy crude oil and bitumen [member]
Reserve Quantities [Line Items]
Beginning balance	7	7
Improved Recovery & Infill Drilling		1
Technical Revisions		1
Acquisitions	0	0
Production	(2)	(2)
Change for the year	(2)
Ending balance	5	7
Developed	5	5
Undeveloped		1
Natural gas [member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	138	164
Extensions & Discoveries | Bcf	9	14
Improved Recovery & Infill Drilling | Bcf	2	2
Technical Revisions | Bcf	18	60
Acquisitions | Bcf	0	0
Dispositions | Bcf	(1)	(76)
Production | Bcf	(22)	(26)
Change for the year | Bcf	5	(26)
Ending balance | Bcf	143	138
Developed | Bcf	109	119
Undeveloped | Bcf	34	20
Natural gas liquids [member]
Reserve Quantities [Line Items]
Beginning balance	5	4
Extensions & Discoveries		1
Technical Revisions	1	3
Acquisitions	0	0
Dispositions		(1)
Production	(1)	(1)
Change for the year	1	2
Ending balance	6	5
Developed	4	4
Undeveloped	2	1
Barrels of oil equivalent [member]
Reserve Quantities [Line Items]
Beginning balance	76	81
Extensions & Discoveries	4	5
Improved Recovery & Infill Drilling	1	3
Technical Revisions	8	19
Acquisitions	0	0
Dispositions	(1)	(21)
Production	(11)	(12)
Change for the year	2	(6)
Ending balance	78	76
Developed	58	62
Undeveloped	20	14